Fair Value Measurements	3 Months Ended
Apr. 30, 2022
Fair Value Measurements

(13) Fair Value Measurements

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) establishes a fair value hierarchy that prioritizes the inputs used to measure fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that reflect the assumptions that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels of the fair value hierarchy established by ASC 820 in order of priority are as follows:

●	Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.
●	Level 2: Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.
●	Level 3: Unobservable inputs that reflect the Company’s estimates of assumptions that market participants would use in pricing the asset or liability.

Successor Company Warrants

In connection with the formation of the Company and subsequent acquisitions of Software Luxembourg and Global Knowledge, warrants to purchase common stock were issued to investors, sellers of Global Knowledge and an executive of the Company. Warrants that are not subject to ASC 718, Stock Compensation and (i) contained features that could cause the warrant to be puttable to the Company for cash or (ii) had terms that prevented the conversion of the warrant from being fixed in all circumstances, are classified as a liability on the Company’s balance sheet and measured at fair value, with changes in fair value being recorded in the income statement, whereas all other warrants meet the equity scope exception and are classified as equity and not remeasured.

A summary of liability classified warrants is as follows (in thousands, except per share amounts):

	Underlying				Fair Value
	Common	Strike	Redemption	Expiration	at April 30,
Type	Shares	Price	Price	Date	2022
Private Placement Warrants – Sponsor	16,300	$11.50	None	6/11/26	$18,093

The Company classifies certain Private Placement Warrants as liabilities in accordance with ASC Topic 815. The Company estimates the fair value of the Private Placement Warrants using a Black-Scholes option pricing model. The fair value of the Private Placement Warrants utilized Level 3 inputs as it is based on significant inputs not observable in the market. The fair value of the Private Placement Warrants classified as liabilities were estimated at April 30, 2022 using a Black-Scholes options pricing model and the following assumptions:

April 30, 2022
Risk-free interest rates	2.88%
Expected dividend yield	—
Volatility factor	50%
Expected lives (years)	4.1
Value per unit	$1.11

Predecessor Company (SLH) Warrants

At each relevant measurement date, the Predecessor warrants were valued using a probability-based approach that considered management’s estimate of the probability of (i) a sale of the company that met certain conditions that caused the warrants to be cancelled for no consideration, (ii) a sale of the company that did not meet certain conditions that caused the warrants to be cancelled for no consideration and (iii) warrants being held to maturity, with the last two scenarios utilizing a Black-Scholes model to estimate fair value. As a result of the Skillsoft Merger, the Predecessor warrants were terminated for no consideration on June 11, 2021.

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis as of April 30, 2022 and are categorized using the fair value hierarchy (in thousands):

	Total	(Level 3)

Private Placement Warrants – Sponsor	$18,093	18,093
Total liabilities recorded at fair value	$18,093	18,093

The following tables reconcile Level 3 instruments for which significant unobservable inputs were used to determine fair value:

For the Three
Months Ended
April 30, 2022
Balance as of January 31, 2022 (Successor)	$28,199
Unrealized gains recognized as other income	(10,106)
Balance as of April 30, 2022 (Successor)	$18,093

For the Three
Months Ended
April 30, 2021
Balance as of January 31, 2021 (Predecessor (SLH))	$900
Unrealized losses recognized as other income	(100)
Balance as of April 30, 2021 (Predecessor (SLH))	$800

Other Fair Value Instruments

The Company currently invests excess cash balances primarily in cash deposits held at major banks. The carrying amounts of cash deposits, trade receivables, trade payables and accrued liabilities, as reported on the consolidated balance sheet as of April 30, 2022, approximate their fair value because of the short maturity of those instruments.

The Company considered the fair value of its external borrowings and believes their carrying values approximate fair value at April 30, 2022 based on the recent issuance of additional Term loans timing on April 4, 2022.